Nationwide Life Insurance Company
o        Nationwide Variable Account



                  Prospectus supplement dated March 29, 2005 to
                          Prospectus dated May 1, 2004

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THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE
READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.
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ON DECEMBER 10, 2004, SHAREHOLDERS OF THE STRONG FUNDS APPROVED THE
REORGANIZATION AND SUBSEQUENT TRANSFER OF ASSETS TO CORRESPONDING WELLS FARGO FUNDS. DUE TO THIS REORGANIZATION, THE FOLLOWING CHANGES IMPACT YOUR PROSPECTUS, EFFECTIVE APRIL 8, 2005:


1. The Strong Growth Fund: Investor Class will be added as an investment option. The Strong Growth Fund: Investor Class will change its name, investment adviser and sub-adviser as follows:

WELLS FARGO ADVANTAGE FUNDS - WELLS FARGO ADVANTAGE GROWTH FUND: INVESTOR CLASS (FORMERLY, STRONG GROWTH FUND:
INVESTOR CLASS)
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Wells Fargo Funds Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Wells Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------




2. The Strong Advisor Mid Cap Growth Fund: Class Z will merge with the Wells Fargo Advantage Funds - Wells Fargo Advantage Mid Cap Growth Fund: Class Z. Your prospectus is updated to reflect the following information:

WELLS FARGO ADVANTAGE FUNDS - WELLS FARGO ADVANTAGE MID CAP GROWTH FUND CLASS Z
(FORMERLY, STRONG ADVISOR MID CAP GROWTH FUND: CLASS Z) This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Wells Fargo Funds Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Wells Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------



3. The Strong Advisor Common Stock Fund, Inc.: Class Z will change its name, investment adviser and sub-adviser as follows:

WELLS FARGO ADVANTAGE FUNDS - WELLS FARGO ADVANTAGE COMMON STOCK FUND: CLASS Z
(FORMERLY, STRONG ADVISOR COMMON STOCK FUND, INC.: CLASS Z) This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Wells Fargo Funds Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Wells Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------


4. The Strong Growth & Income Fund: Investor Class will change its name, investment adviser and sub-adviser as follows:

WELLS FARGO ADVANTAGE FUNDS - WELLS FARGO ADVANTAGE GROWTH AND INCOME FUND: INVESTOR CLASS (FORMERLY, STRONG
GROWTH & INCOME FUND: INVESTOR CLASS)
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Wells Fargo Funds Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Matrix Asset Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Total return.
------------------------------------------------ -----------------------------------------------------------------------------------